Contingent Transactions	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Contingent Transactions
4.	CONTINGENT TRANSACTIONS
In order to meet specific financial needs of customers, the Bank’s credit policy also includes, among others, the granting of guarantees, surety bonds, endorsements, letters of credit and documentary credits. The Bank is also exposed to overdrafts and unused agreed credits on credit cards of the Bank. Since they imply a contingent obligation for the Bank, they expose the Bank to credit risks other than those recognized in the Statement of financial position and, therefore, they are an integral part of the total risk of the Bank.
As of December 31, 2025 and 2024, the Bank maintains the following maximum exposures to credit risk related to this type of transactions:

Composition	12/31/2025	12/31/2024
Undrawn commitments of credit cards and checking accounts	5,756,786,369	5,271,070,925
Guarantees granted	186,887,452	267,012,058
Unused agreed commitments	72,127,574	59,998,227

Subtotal	6,015,801,395	5,598,081,210

Less: Allowance for Expected Credit Losses (ECL)	(25,172,929)	(10,401,480)

Total	5,990,628,466	5,587,679,730

Disclosures related to the allowance for ECL are detailed in item 9.5 of Note 9 “Loss allowance for expected credit losses on credit exposures not measured at fair value through profit or loss”.
Risks related to the abovementioned contingent transactions have been assessed and are controlled within the framework of the Bank’s credit risk policy, as described in Note 52.